Financial assets and liabilities analysis per instrument class and strategy (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	$ 67,768	$ 72,163	$ 62,452
Total non-financial assets	188,994	170,468	168,526
Total assets	256,762	242,631	230,978
Fair value, financial assets	67,768	72,163	62,452
Total financial liabilities	(93,333)	(89,295)	(90,157)
Total non-financial liabilities	(163,429)	(153,336)	(140,821)
Total liabilities	(256,762)	(242,631)	(230,978)
Fair value, financial liabilities	(94,485)	(90,840)	(91,258)
Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(40,129)	(41,340)	(43,067)
Fair value, financial liabilities	(41,281)	(42,886)	(44,168)
Accounts payable
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(26,134)	(26,479)	(23,227)
Fair value, financial liabilities	(26,134)	(26,479)	(23,227)
Impact of offsetting on accounts payable	2,903	3,471	1,828
Other operating liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(13,286)	(10,135)	(9,616)
Fair value, financial liabilities	(13,286)	(10,135)	(9,616)
Current borrowings
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(13,306)	(11,096)	(13,920)
Fair value, financial liabilities	(13,306)	(11,095)	(13,920)
Other current financial liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(478)	(245)	(327)
Fair value, financial liabilities	(478)	(245)	(327)
Loans to equity affiliates
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	4,755	5,135	4,718
Fair value, financial assets	4,755	5,135	4,718
Other investments
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	1,421	1,727	1,133
Fair value, financial assets	1,421	1,727	1,133
Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	680	679	908
Fair value, financial assets	680	679	908
Other non-current assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	2,348	3,815	4,117
Fair value, financial assets	2,348	3,815	4,117
Accounts receivable, net
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	17,270	14,893	12,213
Fair value, financial assets	17,270	14,893	12,213
Impact of offsetting on accounts receivable	(2,903)	(3,471)	(1,828)
Other operating receivables
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	9,733	9,336	10,218
Fair value, financial assets	9,733	9,336	10,218
Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	3,654	3,393	4,548
Fair value, financial assets	3,654	3,393	4,548
Cash and cash equivalents
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	27,907	33,185	24,597
Fair value, financial assets	27,907	33,185	24,597
Amortized cost
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(87,514)
Amortized cost | Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(38,220)
Amortized cost | Accounts payable
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(26,134)
Amortized cost | Other operating liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(9,854)
Amortized cost | Current borrowings
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(13,306)
Fair value | Fair value through P&L
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(3,641)
Fair value | Fair value through P&L | Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(29)
Fair value | Fair value through P&L | Other operating liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(3,429)
Fair value | Fair value through P&L | Other current financial liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(183)
Fair value | Fair value of instruments hedge
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(2,178)
Fair value | Fair value of instruments hedge | Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(1,880)
Fair value | Fair value of instruments hedge | Other operating liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(3)
Fair value | Fair value of instruments hedge | Other current financial liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(295)
Financial instruments related to financing and operational activities | Amortized cost
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities		(25,395)	(20,888)
Financial instruments related to financing and operational activities | Amortized cost | Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities		(18,470)	(11,188)
Financial instruments related to financing and operational activities | Amortized cost | Current borrowings
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities		(6,925)	(9,700)
Financial instruments related to financing and operational activities | Fair value | Hedging of Financial Debt (Fair value hedge)
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities		(1,108)	(3,219)
Financial instruments related to financing and operational activities | Fair value | Hedging of Financial Debt (Fair value hedge) | Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities		(951)	(3,007)
Financial instruments related to financing and operational activities | Fair value | Hedging of Financial Debt (Fair value hedge) | Other current financial liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities		(157)	(212)
Financial instruments related to financing and operational activities | Fair value | Cash flow hedge
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities		(131)	(751)
Financial instruments related to financing and operational activities | Fair value | Cash flow hedge | Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities		(131)	(644)
Financial instruments related to financing and operational activities | Fair value | Cash flow hedge | Other operating liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities			(107)
Financial instruments related to financing and operational activities | Fair value | Held for trading
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities		(1,902)	(2,121)
Financial instruments related to financing and operational activities | Fair value | Held for trading | Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities		(20)	(5)
Financial instruments related to financing and operational activities | Fair value | Held for trading | Other operating liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities		(1,794)	(2,001)
Financial instruments related to financing and operational activities | Fair value | Held for trading | Other current financial liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities		(88)	(115)
Financial instruments related to financing and operational activities | Fair value | Financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities		(25,939)	(32,443)
Financial instruments related to financing and operational activities | Fair value | Financial debt | Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities		(21,768)	(28,223)
Financial instruments related to financing and operational activities | Fair value | Financial debt | Current borrowings
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities		(4,171)	(4,220)
Other financial instruments | Amortized cost
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities		(34,820)	(30,735)
Other financial instruments | Amortized cost | Accounts payable
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities		(26,479)	(23,227)
Other financial instruments | Amortized cost | Other operating liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities		(8,341)	(7,508)
Amortized cost
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	62,810
Amortized cost | Loans to equity affiliates
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	4,755
Amortized cost | Other non-current assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	2,348
Amortized cost | Accounts receivable, net
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	17,270
Amortized cost | Other operating receivables
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	6,994
Amortized cost | Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	3,536
Amortized cost | Cash and cash equivalents
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	27,907
Amortized cost | Financial instruments related to financing and operational activities
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets		11,870	13,182
Amortized cost | Financial instruments related to financing and operational activities | Loans to equity affiliates
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets		5,135	4,718
Amortized cost | Financial instruments related to financing and operational activities | Other non-current assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets		3,765	4,051
Amortized cost | Financial instruments related to financing and operational activities | Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets		2,970	4,413
Amortized cost | Other financial instruments
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets		55,425	44,599
Amortized cost | Other financial instruments | Accounts receivable, net
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets		14,893	12,213
Amortized cost | Other financial instruments | Other operating receivables
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets		7,347	7,789
Amortized cost | Other financial instruments | Cash and cash equivalents
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets		33,185	24,597
Fair value | Fair value through P&L
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	3,930
Fair value | Fair value through P&L | Other investments
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	1,059
Fair value | Fair value through P&L | Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	67
Fair value | Fair value through P&L | Other operating receivables
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	2,731
Fair value | Fair value through P&L | Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	73
Fair value | Fair value through OCI - equity instruments
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	362
Fair value | Fair value through OCI - equity instruments | Other investments
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	362
Fair value | Fair value of instruments hedge
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	666
Fair value | Fair value of instruments hedge | Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	613
Fair value | Fair value of instruments hedge | Other operating receivables
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	8
Fair value | Fair value of instruments hedge | Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	$ 45
Fair value | Financial instruments related to financing and operational activities | Hedging of Financial Debt (Fair value hedge)
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets		509	757
Fair value | Financial instruments related to financing and operational activities | Hedging of Financial Debt (Fair value hedge) | Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets		337	716
Fair value | Financial instruments related to financing and operational activities | Hedging of Financial Debt (Fair value hedge) | Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets		172	41
Fair value | Financial instruments related to financing and operational activities | Cash flow hedge
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets		281	133
Fair value | Financial instruments related to financing and operational activities | Cash flow hedge | Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets		269	129
Fair value | Financial instruments related to financing and operational activities | Cash flow hedge | Other operating receivables
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets		12	4
Fair value | Financial instruments related to financing and operational activities | Available for sale
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets		1,777	1,199
Fair value | Financial instruments related to financing and operational activities | Available for sale | Other investments
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets		1,727	1,133
Fair value | Financial instruments related to financing and operational activities | Available for sale | Other non-current assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets		50	66
Fair value | Financial instruments related to financing and operational activities | Held for trading
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets		2,301	2,582
Fair value | Financial instruments related to financing and operational activities | Held for trading | Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets		73	63
Fair value | Financial instruments related to financing and operational activities | Held for trading | Other operating receivables
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets		1,977	2,425
Fair value | Financial instruments related to financing and operational activities | Held for trading | Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets		$ 251	$ 94